Average Annual Total Returns (Vanguard Convertible Securities Fund, Vanguard Convertible Securities Fund - Investor Shares)	12 Months Ended
Nov. 30, 2012
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.47%
Five Years	4.70%
Ten Years	8.98%
Inception Date	Jun. 17, 1986
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.57%
Five Years	2.89%
Ten Years	6.99%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.14%
Five Years	3.09%
Ten Years	6.83%
Convertible Securities Funds Average
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.86%
Five Years	2.91%
Ten Years	6.84%
Bank of America Merrill Lynch All US Convertibles Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.96%
Five Years	4.06%
Ten Years	7.31%
Spliced Convertibles Composite Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.74%
Five Years	3.71%
Ten Years	7.08%